P R O S P E C T U S - F E B R U A R Y 28, 2 0 0 4

     State Specific Municipal Money Market Funds

     Investing in high-quality, short-term securities for current income, stability of principal and liquidity.

     MICHIGAN MUNICIPAL MONEY MARKET FUND

     OHIO MUNICIPAL MONEY MARKET FUND

This prospectus is to be used only by clients of Northwestern Mutual Investment Services, LLC. The funds are series of One Group Mutual Funds. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                [LOGO] Northwestern Mutual
                                                       Investment Services, LLC

TABLE OF

   CONTENTS

  FUND SUMMARIES: INVESTMENTS, RISK & PERFORMANCE
   One Group Michigan Municipal Money Market Fund    1
                                                   -----
       One Group Ohio Municipal Money Market Fund    5
                                                   -----


                             MORE ABOUT THE FUNDS
                  Principal Investment Strategies    9
                                                   -----
                                 Investment Risks    10
                                                   -----
                   Portfolio Quality and Maturity    12
                                                   -----
                    Temporary Defensive Positions    13
                                                   -----


   HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
                           Purchasing Fund Shares    14
                                                   -----
              Distribution and Servicing Expenses    15
                                                   -----
                            Redeeming Fund Shares    15
                                                   -----


                                   PRIVACY POLICY    17
                                                   -----


                          SHAREHOLDER INFORMATION
                                    Voting Rights    19
                                                   -----
                                Dividend Policies    19
                                                   -----
                    Tax Treatment of Shareholders    19
                                                   -----
               Shareholder Statements and Reports    21
                                                   -----
              Availability of Proxy Voting Record    21
                                                   -----
          Quarterly Portfolio Holdings Disclosure    21
                                                   -----


             MANAGEMENT OF ONE GROUP MUTUAL FUNDS
                                      The Advisor    22
                                                   -----
                                    Advisory Fees    22
                                                   -----
 Additional Compensation to Shareholder Servicing
 Agents -- Revenue Sharing and Other Arrangements    22
                                                   -----
      Fund Manager Compensation and Fund Holdings    23
                                                   -----


                                LEGAL PROCEEDINGS    24
                                                   -----
                             FINANCIAL HIGHLIGHTS    33
                                                   -----
                 APPENDIX A: INVESTMENT PRACTICES    34
                                                   -----


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP(R)
--------------------------------------------------------------------------------

                          Michigan Municipal Money Market Fund

  WHAT IS THE GOAL OF     The Fund seeks as high a level of current interest
            THE FUND?     income exempt from federal income tax and Michigan
                          personal income tax as is consistent with capital preservation and stability of principal.

  WHAT ARE THE FUND'S     The Fund invests in high-quality, short-term money
      MAIN INVESTMENT     market instruments. These include short-term
          STRATEGIES?     municipal securities issued in Michigan, which
                          provide tax-exempt income. The Fund also may invest in municipal securities issued by other states. The
                          Fund will comply with Securities and Exchange
                          Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Michigan Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

   WHAT ARE MUNICIPAL     Municipal securities are issued by states,
          SECURITIES?     territories and possessions of the United States,
                          including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

  WILL ANY PORTION OF     Up to 100% of the Fund's assets may be invested in
     MY INVESTMENT BE     municipal securities, the interest on which may be
       SUBJECT TO THE     subject to the federal alternative minimum tax for
  FEDERAL ALTERNATIVE     individuals. Shareholders who are subject to the
         MINIMUM TAX?     federal alternative minimum tax may have all or a
                          portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

    WHAT ARE THE MAIN     The main risks of investing in the Fund and the
RISKS OF INVESTING IN     circumstances likely to adversely affect your
            THE FUND?     investment are described below. Before you invest,
                          please read "More About the Funds" and "Investment
                          Risks."

         MAIN RISKS       Large Positions/Geographic Concentration. As a
-------------------       single state money market fund, this Fund is allowed
                          by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Michigan municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Michigan issuances, certain factors particular to Michigan, including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives in Michigan, may have a disproportionately negative impact on the Fund's investments.

FUND SUMMARY
Michigan Municipal Money Market Fund

ONE GROUP(R)
--------------------------------------------------------------------------------



Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

How has the Fund performed?

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.


By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year)/1/ -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [CHART]

1994   1995   1996   1997   1998   1999   2000   2001   2002   2003
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----
2.30%  3.32%  2.93%  3.00%  2.76%  2.61%  3.49%  2.10%  0.80%  0.38%

/1/Performance data includes the performance of the Pegasus Michigan Municipal
   Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.

                  --------------------------------------------------------------
                      Best Quarter: 0.92% 4Q2000   Worst Quarter: 0.05% 3Q2003
                    ------------------------------------------------------------

FUND SUMMARY
Michigan Municipal Money Market Fund

--------------------------------------------------------------------------------

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


  AVERAGE ANNUAL TOTAL RETURNS through December 31, 2003/1/

--------------------------------------------------------------------------------

                            INCEPTION                            PERFORMANCE
                          DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS SINCE 1/31/91
-----------------------------------------------------------------------------
Class A                      1/31/91    0.38%   1.87%   2.36%       2.43%
-----------------------------------------------------------------------------

 /1/Performance data includes the performance of the Pegasus Michigan Municipal
   Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.

  TO OBTAIN CURRENT YIELD INFORMATION, CALL YOUR NMIS REGISTERED REPRESENTATIVE.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                               CLASS A
----------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                            NONE
----------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                        NONE
----------------------------------------------------------------------------------
 (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                                              NONE
----------------------------------------------------------------------------------
Exchange Fee                                                                NONE
----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                              CLASS A
----------------------------------------------------------------------------------
Investment Advisory Fees                                                     .35%
----------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                   .25%
----------------------------------------------------------------------------------
Other Expenses                                                               .22%
----------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                         .82%
----------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                  (.08)%
----------------------------------------------------------------------------------
Net Expenses                                                                 .74%
----------------------------------------------------------------------------------
/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.
/2/Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .74% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.

FUND SUMMARY
Michigan Municipal Money Market Fund

ONE GROUP(R)
--------------------------------------------------------------------------------

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.


                                                                         CLASS A
--------------------------------------------------------------------------------
1 Year/1/                                                                $   76
--------------------------------------------------------------------------------
3 Years                                                                     254
--------------------------------------------------------------------------------
5 Years                                                                     447
--------------------------------------------------------------------------------
10 Years                                                                  1,006
--------------------------------------------------------------------------------
/1/Without contractual fee waivers, 1 Year expenses would be $84.

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

ONE GROUP(R)
--------------------------------------------------------------------------------

                          Ohio Municipal Money Market Fund


  WHAT IS THE GOAL OF     The Fund seeks as high a level of current interest
            THE FUND?     income exempt from federal income tax and Ohio
                          personal income tax as is consistent with capital preservation and stability of principal.

  WHAT ARE THE FUND'S     The Fund invests in high-quality, short-term money
      MAIN INVESTMENT     market instruments. These include short-term
          STRATEGIES?     municipal securities issued in Ohio, which provide
                          tax-exempt income. The Fund may also invest in municipal securities issued by other states. The Fund will comply with Securities and Exchange Commission
                          ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Ohio
                          Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal
                          Investment Strategies."

   WHAT ARE MUNICIPAL     Municipal securities are issued by states,
          SECURITIES?     territories and possessions of the United States,
                          including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

  WILL ANY PORTION OF     Up to 100% of the Fund's assets may be invested in
     MY INVESTMENT BE     municipal securities, the interest on which may be
           SUBJECT TO     subject to the federal alternative minimum tax for
          THE FEDERAL     individuals. Shareholders who are subject to the
          ALTERNATIVE     federal alternative minimum tax may have all or a
         MINIMUM TAX?     portion of their income from the Fund subject to
                          federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

    WHAT ARE THE MAIN     The main risks of investing in the Fund and the
RISKS OF INVESTING IN     circumstances likely to adversely affect your
            THE FUND?     investment are described below. Before you invest,
                          please read "More About the Funds" and "Investment
                          Risks."

         MAIN RISKS       Large Positions/Geographically Concentrated. As a
-------------------       single state money market fund, this Fund is allowed
                          by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Ohio municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Ohio issuances, certain factors particular to Ohio, including economic conditions, constitutional amendments, legislative and executive measures and voter initiatives in Ohio, may have a disproportionately negative impact on the Fund's investments.

FUND SUMMARY
Ohio Municipal Money Market Fund

ONE GROUP(R)
--------------------------------------------------------------------------------



Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

By showing the variability of the Fund's performance from year to year, the following chart and table help show the risk of investing in the Fund. PLEASE REMEMBER THAT THE PAST PERFORMANCE OF THE FUND IS NOT NECESSARILY AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

BAR CHART (per calendar year) -- CLASS A SHARES
--------------------------------------------------------------------------------

                                    [CHART]

1994   1995   1996   1997   1998   1999   2000   2001   2002   2003
-----  -----  -----  -----  -----  -----  -----  -----  -----  -----
2.35%  3.30%  2.88%  3.08%  2.88%  2.63%  3.47%  2.13%  0.78%  0.38%

                  --------------------------------------------------------------
                      Best Quarter: 0.91% 4Q2000   Worst Quarter: 0.05% 3Q2003
                    ------------------------------------------------------------


The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

FUND SUMMARY
Ohio Municipal Money Market Fund

--------------------------------------------------------------------------------

The Average Annual Total Returns Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in the Fund's total returns and are not the same as actual year-by-year results.


  AVERAGE ANNUAL TOTAL RETURNS through December 31, 2003

--------------------------------------------------------------------------------

                            INCEPTION                            PERFORMANCE
                          DATE OF CLASS 1 YEAR 5 YEARS 10 YEARS SINCE 1/26/93
-----------------------------------------------------------------------------
Class A                      1/26/93    0.38%   1.87%   2.38%       2.36%
-----------------------------------------------------------------------------

  TO OBTAIN CURRENT YIELD INFORMATION, CALL YOUR NMIS REGISTERED REPRESENTATIVE.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES
----------------------------------------------------------------------------------
(fees paid directly from your investment)/1/                               CLASS A
----------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                            NONE
----------------------------------------------------------------------------------
 (as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                                        NONE
----------------------------------------------------------------------------------
 (as a percentage of original purchase price or redemption proceeds, as applicable)

Redemption Fee                                                              NONE
----------------------------------------------------------------------------------
Exchange Fee                                                                NONE
----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                              CLASS A
----------------------------------------------------------------------------------
Investment Advisory Fees                                                     .30%
----------------------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                                   .25%
----------------------------------------------------------------------------------
Other Expenses                                                               .20%
----------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                         .75%
----------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement/2/                                  (.03)%
----------------------------------------------------------------------------------
Net Expenses                                                                 .72%
----------------------------------------------------------------------------------
/1/If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.
/2/Banc One Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .72% for Class A shares for the period beginning November 1, 2003, and ending October 31, 2004.

FUND SUMMARY
Ohio Municipal Money Market Fund

ONE GROUP(R)
--------------------------------------------------------------------------------

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                                                                         CLASS A
--------------------------------------------------------------------------------
1 Year/1/                                                                 $ 74
--------------------------------------------------------------------------------
3 Years                                                                    237
--------------------------------------------------------------------------------
5 Years                                                                    414
--------------------------------------------------------------------------------
10 Years                                                                   928
--------------------------------------------------------------------------------
/1/Without contractual fee waivers, 1 Year expenses would be $77.

                          More About the Funds


                          Each of the two Funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

                      ----------------------------------------------------------

 PRINCIPAL INVESTMENT     The two mutual funds described in this prospectus are
           STRATEGIES     designed to produce high current income consistent
                          with liquidity and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

                        FUNDAMENTAL POLICIES

  A Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

                          There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

                        ----
                          ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND.

                          . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

                          . Each security held by the Fund will mature in 397 days or less as determined under Rule 2a-7.

                          . The Fund will acquire only those securities that present minimal credit risks.

                          . As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Michigan personal income tax.

                          . The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax and Michigan personal income tax.

                          . The Fund also may invest up to 20% of its assets in non-Michigan municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other that Michigan as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.

                          . The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Michigan municipal securities that produce income that may be subject to the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, please read the
                             section of this prospectus entitled, "Tax
                             Treatment of Shareholders" before you invest.

                          . The Fund also may invest up to 20% of its assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

                 WHAT IS AVERAGE WEIGHTED MATURITY?

  Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

                        ----
                          ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND.

                          . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

                          . Each security held by the Fund will mature in 397 days or less as determined under Rule 2a-7.

                          . The Fund will acquire only those securities that present minimal credit risks.

                          . As a matter of fundamental policy, the Fund will invest at least 80% of its assets in municipal securities, the income from which is exempt from both federal and Ohio personal income tax.

                          . The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax and Ohio personal income tax.

                          . The Fund also may invest up to 20% of its assets in non-Ohio municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Ohio, as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.

                          . The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Ohio municipal securities that produce income that may be subject to the federal alternative minimum tax. If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.

                          . The Fund also may invest up to 20% of its assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

                      ----------------------------------------------------------

     INVESTMENT RISKS     The main risks associated with investing in the Funds
                          are described below and in "Fund Summaries:
                          Investments, Risk & Performance" at the front of this prospectus.

                        ----
                          NET ASSET VALUE. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

                        ----
                          DIVERSIFICATION. The Michigan Municipal Money Market Fund and the Ohio Municipal Money Market Fund may be less diversified than money market funds that are not single state funds. This is because a single state fund may invest a significantly greater portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, each Fund's investments are concentrated geographically. These concentrations increase the risk of loss to each Fund if the issuer of a security fails to make interest or principal payments or if the market value of a security declines. Investment in each Fund may entail more risks than an investment in another type of money market fund.

                        ----
                          THE MICHIGAN ECONOMY. The Michigan Municipal Money Market Fund's investments are concentrated in Michigan. The Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer, in part, the financing of education costs from property taxes to sales taxes.

                        ----
                          THE OHIO ECONOMY. The Ohio Municipal Money Market Fund's investments are concentrated in Ohio. While Ohio's economy has become increasingly diversified, it continues to rely to a significant degree on durable goods manufacturing, such as automobiles, tires, steel and household appliances. These industries tend to be cyclical. Agriculture also is an important part of the Ohio economy, and the state has several programs that provide financial assistance to farmers. Although obligations issued by the state and its political subdivisions are payable from specific sources or taxes, future economic difficulties and the impact on state and local government finances may negatively affect the market value of the Ohio municipal securities held by the Ohio Municipal Money Market Fund.

                        ----
                          U.S. GOVERNMENT SECURITIES. U.S. government securities may be guaranteed by the U.S. Treasury, by the right to borrow from the U.S. Treasury, or only by the agency or instrumentality issuing the security. Certain agencies and instrumentalities are supported only by the right of the issuer to borrow from the U.S. Treasury, while others are supported by their own credit. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities unless required to do so by law.

                          Mortgage-backed securities may be issued by various U.S. governmental agencies such as Ginnie Mae, U.S. government-related organizations such as Fannie Mae and Freddie Mac, and non-governmental issuers. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, U.S. government-related organizations such as Fannie Mae and Freddie Mac may guarantee the timely payment of principal and interest on their securities, but such guarantees are not backed by the full faith and credit of the U.S. government.

                        ----
                          FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of the Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

                        ----
                          PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, a Fund may have to reinvest in securities with lower yields. In addition, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

                        ----
                          DERIVATIVES. The Funds may invest in securities that may be considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.

                        WHAT IS A DERIVATIVE?

  Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

                        ----
                          ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

                          For more information about risks associated with the types of investments that the Funds purchase, please read "Fund Summaries: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

                          Additional investment policies can be found in the Statement of Additional Information.

                      ----------------------------------------------------------

PORTFOLIO QUALITY AND     The quality and maturity of money market funds are
             MATURITY     subject to SEC rules. Quality is generally restricted
                          to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security.
                          With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition as determined under Rule 2a-7. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities.)
                          Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.
                          The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.

                      ----------------------------------------------------------

  TEMPORARY DEFENSIVE     To respond to unusual market conditions, the Michigan
            POSITIONS     Municipal Money Market Fund and the Ohio Municipal
                          Money Market Fund may invest all or most of their assets in cash and CASH EQUIVALENTS for temporary defensive purchases. These investments may result in a lower yield than longer-term investments, produce taxable income and prevent the Funds from meeting their investment objectives.

                     WHAT IS A CASH EQUIVALENT?

  Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

                          While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

                          How to Do Business with One Group Mutual Funds

                      ----------------------------------------------------------



PURCHASING FUND SHARES


      WHERE CAN I BUY     .  You may purchase the Funds through a third party
              SHARES?        such as a bank, broker-dealer or financial adviser
                             ("financial representative"). Third parties with whom you open an account may impose policies, limitations and fees which are different than those described here including earlier cut-off times for purchases and redemptions. In addition, such third parties may be closed when a Fund is open (for example, when the NYSE is closed and the Fund elects to remain open). Shares purchased this way will be held for you by the financial representative. To purchase shares, contact your NMIS registered representative.

WHEN CAN I BUY SHARES?    .  Purchases may be made on any business day. This
                             includes any day that the Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve is closed, including the following holidays: New Year's Day, Martin Luther
                             King, Jr. Day, Presidents' Day, Good Friday,
                             Memorial Day, Independence Day, Labor Day,
                             Columbus Day, Veterans Day, Thanksgiving Day and
                             Christmas Day.

                          . Purchase requests in proper form will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received before 12:00 noon Eastern Time ("ET").

                          . Purchase payments must be received or converted to "federal funds" before 12:00 noon ET. If the Fund does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by the Fund.

                          . On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before 12:00 noon ET, purchase requests received after the NYSE closes will be effective the following business day. Each Fund, however, reserves the right to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase request is received before the Fund's close time on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Shareholders will receive notice at www.onegroup.com if and to what extent a Fund remains open following an early close of the NYSE or if and to what extent a Fund will be open on a day when the Federal Reserve is open and the NYSE is not.

                          . The Distributor can reject a purchase order if it does not think that it is in the best interests of the Funds and/ or its shareholders to accept the order.

                          . Shares are electronically recorded. Therefore, certificates will not be issued.

   HOW MUCH DO SHARES     .  Shares are sold at net asset value ("NAV").
                COST?

                          . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV per share at $1.00, although there is no guarantee that a fund will be able to do so.

                          . NAV is calculated each business day as of 12:00 noon ET.

                          . On occasion, the NYSE will close before 4:00 p.m. E.T. When the NYSE closes before 12:00 noon ET (and the Fund does not remain open), NAV will be calculated as of the time the NYSE closes. When the NYSE closes before 12:00 noon ET and the Fund elects to remain open, or on a day when the Fund is open and the NYSE is not, NAV will be calculated as of the earlier of 12:00 noon ET or the close time specified on www.onegroup.com.

                      ----------------------------------------------------------

     DISTRIBUTION AND     The Distributor compensates financial representatives
   SERVICING EXPENSES     who sell shares of One Group. Compensation comes from
                          12b-1 fees and payment by the Distributor and Banc
                          One Investment Advisors from their own resources.
                          Payments made by the Distributor and Banc One
                          Investment Advisors from their own resources are discussed in more detail in "Management of One Group
                          Mutual Funds."

    1 2 B-1 F E E S       Each One Group Fund described in this prospectus has
-------------------       adopted a plan under Rule 12b-1 that allows it to
                          pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds.
                          These fees are called "12b-1 fees." 12b-1 fees are paid by One Group to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One
                          Group.

                          . Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

                          . The Distributor may pay 12b-1 fees to its affiliates, including Banc One Investment Advisors, or any sub-advisory.

                          Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                      ----------------------------------------------------------

REDEEMING FUND SHARES


    WHEN CAN I REDEEM     You may redeem all or some of your shares on any day
              SHARES?     that the Funds are open for business. To redeem
                          shares, contact your NIMS registered representative.

                          . Redemption requests will be effective that day if received before 12:00 noon ET.

                          . On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before 12:00 noon ET (and the Fund does not remain open), redemption requests received after the NYSE closes will be effective the following business day. When the NYSE closes before 12:00 noon ET and the Fund elects to
                             remain open, or on a day when the Fund is open and the NYSE is not, redemption requests received after the earlier of 12:00 noon ET or the close time specified on www.onegroup.comwill be effective the following business day.

                          .  Your redemption proceeds will be paid within seven
                             (7) days after receipt of the redemption request. However, the Funds will attempt to honor requests for same day payment if the request is received before the time listed above. If redemption requests are received after this time, the Funds will attempt to wire payment the next business day.

                          . All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

  WHAT WILL MY SHARES     .  The NAV of shares of each Fund is expected to
            BE WORTH?        remain constant at $1.00 per share, although there
                             is no assurance that this will always be the case.

                          . If the Fund receives your redemption request before the time listed in "When can I redeem shares?", you will receive that day's NAV.

         ADDITIONAL       One Group may suspend your ability to redeem when:
        INFORMATION
          REGARDING       .  Trading on the NYSE is restricted;
        REDEMPTIONS
-------------------       .  The NYSE is closed (other than weekend and
                             holiday closings);

                          .  The SEC has permitted a suspension; or

                          .  An emergency exists.

                          The Statement of Additional Information offers more details about this process.

                          Privacy Policy

                      ----------------------------------------------------------


                          One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

      KEY DEFINITIONS     This Privacy Policy describes the way we treat
                          nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

                            . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

                            . Customer -- a consumer who has a continuing relationship with One Group Mutual Funds through record ownership of fund shares.

                            . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

        COLLECTION OF     We collect information to service your account, to
   NONPUBLIC PERSONAL     protect you from fraud, and to make available
          INFORMATION     products and services that may be of interest to you.
                          We collect nonpublic personal information about you from the following sources:

                            . Information we receive from you on applications or other forms, on our website, or through other means;

                            .  Information we receive from you through
                               transactions, correspondence and other
                               communications with us; and

                            . Information we otherwise obtain from you in connection with providing you a financial product or service.

  INFORMATION SHARING     We do not share any nonpublic personal information
  WITH NON-AFFILIATED     about our customers or former customers with anyone,
        THIRD PARTIES     except as required or permitted by law. This means we
                          may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group
                          Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

  INFORMATION SHARING     We also may share the information described above in
 WITH JOINT MARKETERS     Collection of Nonpublic Personal Information with
                          broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements.
                          However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

    CHILDREN'S ONLINE     From our website, One Group Mutual Funds does not
PRIVACY ACT DISCLOSURE    knowingly collect or use personal information from
                          children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

             SECURITY For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

                          We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

     ONE GROUP MUTUAL     One Group Mutual Funds is committed to protecting the
       FUNDS' PRIVACY     privacy of our customers, but we understand that the
           COMMITMENT     best protection requires a partnership with you. We
                          encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

                          Shareholder Information

                      ----------------------------------------------------------



        VOTING RIGHTS     The Funds do not hold annual shareholder meetings,
                          but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective or approve an investment advisory contract.

                          As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

                      ----------------------------------------------------------

    DIVIDEND POLICIES

            DIVIDENDS     The Funds generally declare dividends on each
                          business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. The dates on which dividends will be distributed for calendar year 2004 are available online at www.onegroup.com.

DIVIDEND REINVESTMENT     You automatically will receive all income dividends
                          and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. If you elect to receive distributions in cash and the U.S.
                          Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

                          If you want to change the way in which you receive dividends and distributions, contact your NMIS registered representative.

                      ----------------------------------------------------------

     TAX TREATMENT OF
         SHAREHOLDERS

          TAXATION OF     A sale, exchange or redemption of Fund shares
          SHAREHOLDER     generally may produce either a taxable gain or a
         TRANSACTIONS     loss. You are responsible for any tax liabilities
                          generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

TAXATION OF DIVIDENDS     Each Fund will distribute substantially all of its
-- MICHIGAN MUNICIPAL     net investment income. These Funds may pay
MONEY MARKET FUND AND     "exempt-interest dividends" if at least 50% of the
 OHIO MUNICIPAL MONEY     value of Fund assets at the end of each quarter of
          MARKET FUND     the Fund's taxable year consists of obligations the
                          interest on which is excludable from gross income.
                          Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

TAXATION OF DIVIDENDS     Dividends paid by the Michigan Municipal Money Market
 --MICHIGAN MUNICIPAL     Fund that are derived from interest attributable to
    MONEY MARKET FUND     tax-exempt Michigan Municipal Obligations will be
                          exempt from Michigan income tax and generally, also exempt from Michigan single business tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan
                          Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes.

                          Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

TAXATION OF DIVIDENDS     Dividends received from the Ohio Municipal Money
     --OHIO MUNICIPAL     Market Fund that result from interest on obligations
    MONEY MARKET FUND     of the State of Ohio, its political or governmental
                          subdivisions or agencies or instrumentalities of Ohio
                          ("Ohio Obligations") are exempt from the Ohio personal income tax, and municipal and school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Dividends that are attributable to profit on the sale, exchange, or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax.
                          Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

          TAXATION OF     Distributions by the Funds to qualified retirement
     RETIREMENT PLANS     plans generally will not be taxable. However, if
                          shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Tax Treatment of Shareholders." If you are considering purchasing shares of any money market funds, particularly the Municipal, Michigan Municipal or Ohio Municipal Money
                          Market Funds, with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

      TAX INFORMATION     The Form 1099 that is mailed to you every January
                          details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders. For additional information on the potential tax consequences of investing in the Funds, please see the Statement of Additional Information.

                      ----------------------------------------------------------

          SHAREHOLDER     You will receive transaction confirmation statements
STATEMENTS AND REPORTS    and quarterly account statements. Please review these
                          statements carefully.


                      ----------------------------------------------------------

AVAILABILITY OF PROXY     The Trustees have delegated the authority to vote
        VOTING RECORD     proxies for securities owned by the Funds to Banc One
                          Investment Advisors. Each Fund's proxy voting record will be disclosed on a quarterly basis after the close of the quarter. Information regarding how each Fund voted proxies during the six-months ended
                          December 31, 2003 and for each subsequent quarter may be accessed electronically through the Fund's website by visiting www.onegroup.com. Each Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and state how each vote was cast, for example, for or against the proposal.

                      ----------------------------------------------------------

  QUARTERLY PORTFOLIO     No sooner than thirty days after the end of each
  HOLDINGS DISCLOSURE     quarter, each Fund will make available a complete
                          schedule of its portfolio holdings as of the last day of the quarter. You may view each Fund's schedule of portfolio holdings for the most recently completed quarter online at www.onegroup.com or request a hard copy at no charge by calling 1-800-480-4111. Current portfolio holdings are available on request.

                          Management of One Group Mutual Funds

                      ----------------------------------------------------------


          THE ADVISOR     Banc One Investment Advisors Corporation (1111
                          Polaris Parkway, P.O. Box 710211, Columbus, Ohio
                          43271-0211) makes the day-to-day investment decisions for each of the Funds and continuously reviews, supervises and administers each of the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One
                          Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc
                          One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of December
                          31, 2003, Banc One Investment Advisors managed over
                          $186 billion in assets.

                          Banc One Investment Advisors is an indirect, wholly-owned subsidiary of Bank One Corporation. One January 14, 2004, J.P. Morgan Chase & Co. and Bank One Corporation entered into an agreement that provides for the the merger of Bank One Corporation into J.P. Morgan Chase & Co. This merger is expected to be completed in mid-2004. The Distributor and Administrator of the Funds are also subsidiaries of Bank One Corporation.

                      ----------------------------------------------------------

        ADVISORY FEES     Banc One Investment Advisors is paid a fee based on
                          an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

           ---------------------------------------------------------------------
                                                              ANNUAL RATE
                                                            AS PERCENTAGE OF
               FUND                                     AVERAGE DAILY NET ASSETS
               One Group(R) Michigan Municipal Money              .27%
               Market Fund
               -----------------------------------------------------------------
               One Group(R) Ohio Municipal Money                  .27%
               Market Fund
               -----------------------------------------------------------------

                      ----------------------------------------------------------

           ADDITIONAL     Banc One Investment Advisors, the Funds' Distributor,
      COMPENSATION TO     and from time to time, other affiliates of Banc One
SHAREHOLDER SERVICING     Investment Advisors, at their own expense and out of
     AGENTS-- REVENUE     their own legitimate profits, provide additional cash
    SHARING AND OTHER     incentives to Shareholder Servicing Agents who sell
         ARRANGEMENTS     shares of the Funds. Shareholder Servicing Agents
                          include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plans, plan sponsors and other financial intermediaries, including various affiliates of Bank
                          One Corporation, such as Banc One Capital Markets,
                          Bank One Trust Company, N.A., Bank One, N.A. (Ohio),
                          Bank One, N.A. (Chicago) and Banc One Securities
                          Corporation. These additional cash incentives, sometimes referred to as "Revenue Sharing
                          Arrangements," are payments over and above the sales charges (including 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Shareholder Servicing Agents that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and Shareholder Servicing Agent management representatives. Cash compensation may also be paid to Shareholder
                          Servicing Agents for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Shareholder
                          Servicing Agent provides shareholder services to Fund shareholders. Banc One Investment Advisors and the
                          Funds' Distributor may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of shares sold. In addition, the Funds' Distributor may on occasion pay
                          Shareholder Servicing Agents the entire front-end sales charge applicable to the Fund shares sold by the Shareholder Servicing Agent or an additional commission on the sale of Fund shares subject to a CDSC. For information regarding these arrangements, please read "Cash Compensation to Shareholder
                          Servicing Agents" in the Statement of Additional
                          Information.

                      ----------------------------------------------------------

         FUND MANAGER     Portfolio managers and research analysts are paid a
COMPENSATION AND FUND     competitive base salary based on their level of
             HOLDINGS     experience and external market comparisons to similar
                          positions. To align their interests with those of shareholders, portfolio managers and research analysts also participate in an annual cash incentive compensation program that is tied directly to both short-term and long-term relative investment performance. Relative investment performance is measured against each Fund's benchmark and/or its Lipper peer group. In addition to any cash incentive award earned as described above, portfolio managers and research analysts are eligible to participate in a deferred compensation plan tied to long-term investment performance that provides up to 100% of the cash incentive award, which vests after three years. Portfolio managers and research analysts are also eligible to participate in the Bank One
                          Corporation restricted stock and options programs.
                          Portfolio managers are encouraged to own shares of the Funds they help manage. A list of Fund holdings for each portfolio manager may be found in the Statement of Additional Information.

                          Legal Proceedings

                      ----------------------------------------------------------



                          On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

                          Bank One Corporation, Banc One Investment Advisors, the Funds' advisor, and its affiliates have assured the Funds and the Board of Trustees that they are cooperating fully with the NYAG, the SEC and other regulators in connection with inquiries into mutual fund practices.

                          On September 8, 2003, following the announcement of the Canary Complaint, the Board's independent trustees established a Special Review Committee to assist the Board of Trustees in overseeing internal reviews, regulatory inquiries and litigation relating to the issues raised in the Canary Complaint.

                          Also on September 8, 2003, Bank One Corporation announced certain actions in response to the Canary Complaint. Bank One Corporation announced it and its affiliates would cooperate with the NYAG and regulators to gather all necessary facts; reevaluate relevant policies and processes to ensure that they meet the highest standards in the industry; and assess whether existing policies and practices were properly followed. In addition, Bank One Corporation indicated that it would take proper disciplinary action if it was determined that any employee knowingly violated either the letter or spirit of such policies. Finally, Bank One Corporation announced that it would make appropriate restitution if its analysis showed that any of the Funds' shareholders were damaged by wrongful conduct of Bank One Corporation, its affiliates, or their personnel.

                          As of January 31, 2004, the following lawsuits have been filed in connection with these circumstances:

                             1.On September 5, 2003, Andrew D. Mule, Maurice
                               Lesser and Sarah Leonard, identifying themselves as shareholders of the Strong Funds, the Janus Funds, and the One Group Funds respectively, filed a purported class action lawsuit against Strong Capital Management, Inc., Janus Capital Management, LLC, and Banc One Investment Advisors, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants received excessive compensation for investment advice, and breached their fiduciary duties to plaintiffs in violation of Section 36(b) of the Investment Company Act of 1940 ("1940 Act"). The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

                             2.On September 9, 2003, Virginia Metzger,
                               identifying herself as a One Group shareholder, filed a purported class action lawsuit against Banc One Investment Advisors and Mark Beeson, in the Supreme Court of the State of New York. The suit alleges that defendants breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, damages, an accounting of losses, and the payment of plaintiffs' attorneys' and experts' fees.

                             3.On September 9, 2003, Allan Dworkin, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Bond Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
                               Section 11 of the Securities Act of 1933 ("1933 Act"), committed fraud in violation of Sections 10(b) of the Securities Exchange Act of 1934 ("1934 Act"), and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Investment Advisers Act of 1940 ("Advisers Act"). The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the 1933 Act and
                               Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

                             4.On September 10, 2003, Amy Bloomfield,
                               identifying herself as a One Group shareholder, filed a purported class action lawsuit against Mark A. Beeson, Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, One Group Equity Funds, Canary Capital Partners, LLC, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Edward J. Stern, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and 48 of the 1940 Act, and that they engaged in a pattern of racketeering activity in violation of Sections 1962(a), (c), and (d) of the Racketeer Influenced and Corrupt Organizations Act. The action seeks, among other things, injunctive and declaratory relief, compensatory and punitive damages, and payment of the plaintiffs' attorneys' and experts' fees.

                             5.On September 10, 2003, David Brett, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Banc One Investment Advisors, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the 1940 Act. The action seeks, among other things, damages and the payment of the plaintiffs' attorneys' and experts' fees.

                             6.On September 10, 2003, Charles Tischler,
                               identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation and Banc One Investment Advisors, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the 1933 Act, violated the "control person" provision of Section 15 of the 1933 Act and breached their fiduciary duties to plaintiffs. The action seeks among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

                             7.On September 17, 2003, William Pelak,
                               identifying himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation, Banc One Investment Advisors, The One Group Mutual Funds, and John Doe Defendants 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the 1940 Act, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages, and the payment of the plaintiffs' attorneys' and experts' fees.

                             8.On September 23, 2003, Andy Huang and Aiyuan
                               Luo, identifying themselves as One Group shareholders, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free

                               Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors, The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the District of New Jersey. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the 1933 Act, committed fraud in violation of Sections 10(b) of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

                             9.On October 2, 2003, Glen Robinson, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against One Group International Equity Index Fund, One Group Diversified International Fund, One Group Small Cap Growth Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Balanced, One Group Diversified Equity, One Group Equity Income, One Group Equity Index, One Group Health Sciences, One Group Investor Balanced, One Group Investor Conservative Growth, One Group Investor Growth & Income, One Group Investor Growth, One Group Large Cap Growth, One Group Large Cap Value, One Group Market Expansion Index, One Group Small Cap Value, One Group Technology, One Group Arizona Municipal Bond, One Group Kentucky Municipal Bond, One Group Louisiana Municipal Bond, One Group Michigan Municipal Bond, One Group Ohio Municipal Bond, One Group West Virginia Municipal Bond, One Group Short-Term Municipal Bond, One Group Municipal Income, One Group Intermediate Tax-Free Bond, One Group Tax-Free Bond, One Group Bond, One Group Government Bond, One Group High Yield Bond, One Group Income Bond, One Group Intermediate Bond, One Group Mortgage-Backed Securities, One Group Short-Term Bond, One Group Treasury and Agency Bond, One Group Ultra Short-Term Bond, Bank One Corporation, Banc One Investment Advisors, One Group Mutual Funds, Mark Beeson, Richard R. Jandrain III, Clyde L. Carter, Karen Johnson-Grunst, Edward J. Stern, Canary Investment Management, LLC, Canary Capital Partners, Ltd., and Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the 1933 Act, committed fraud in violation of Sections 10(b) of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and (b) of the 1940 Act. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, injunctive relief, damages, and the payment of the plaintiffs' attorneys' and experts' fees.

                            10.On October 3, 2003, Norman Maged, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Northern District of Illinois. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
                               Section 11 of the 1933 Act, committed fraud in violation of Section 10(b) of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Sections 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of Section 15 of the 1933 Act and
                               Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

                            11.On October 9, 2003, Pamela Dunlap, identifying
                               herself as a One Group shareholder, filed a purported class action lawsuit against One Group Technology Fund, One Group Health Sciences Fund, One Group Diversified International Fund, One Group International Equity Index Fund, One Group Small Cap Growth Fund, One Group Small Cap Value Fund, One Group Market Expansion Index Fund, One Group Mid Cap Growth Fund, One Group Mid Cap Value Fund, One Group Diversified Mid Cap Fund, One Group Diversified Equity Fund, One Group Equity Index Fund, One Group Equity Income Fund, One Group Balanced Fund, One Group Market Neutral Fund, One Group Investor Growth Fund, One Group Investor Growth & Income Fund, One Group Investor Balanced Fund, One Group Investor Conservative Growth Fund, One Group Tax-Free Bond Fund, One Group Arizona Municipal Bond Fund, One Group Kentucky Municipal Bond Fund, One Group Louisiana Municipal Bond Fund, One Group Michigan Municipal Bond Fund, One Group Ohio Municipal Bond Fund, One Group West Virginia Municipal

                               Bond Fund, One Group Municipal Income Fund, One Group Intermediate Tax-Free Bond Fund, One Group Short-Term Municipal Bond Fund, One Group High Yield Bond Fund, One Group Income Bond Fund, One Group Bond Fund, One Group Government Bond Fund, One Group Mortgage-Backed Securities Fund, One Group Intermediate Bond Fund, One Group Treasury & Agency Fund, One Group Short-Term Bond Fund, One Group Ultra Short-Term Bond Fund, One Group Ohio Municipal Money Market Fund, One Group Michigan Municipal Money Market Fund, One Group Municipal Money Market Fund, One Group Prime Money Market Fund, One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
                               Section 11 of the 1933 Act, committed fraud in violation of Section 10(b) of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of
                               Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits, and the payment of the plaintiffs' attorneys' and experts' fees.

                            12.On September 30, 2003, Mark Snyder, identifying
                               himself as a shareholder of the One Group
                               International Equity Index Fund, filed a purported derivative action on behalf of the Fund against Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Mark A. Beeson, Robert L. Young, Beverly
                               J. Langley, Michael V. Wible, Gary R. Young,
                               Jessica K. Ditullio, Nancy E. Fields, Alaina V. Metz, Bank One Corporation, Banc One Investment Advisors, and One Group Mutual Funds, in the Franklin County Common Pleas Court, Columbus, Ohio. The suit alleges, among other things, that the defendants breached fiduciary duties owed the Fund, abused their control over the Fund, wasted corporate assets, and grossly mismanaged the Fund. The suit also alleges unjust enrichment. The action seeks, among other things, injunctive relief, damages, disgorgement of profits, and payment of plaintiffs attorneys' and experts' fees.

                            13.On September 30, 2003, Warren Sherman,
                               identifying himself as a shareholder of the One Group International Equity Index Fund, filed a purported derivative action on behalf of the Fund against Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John F. Finn, Marilyn McCoy, Julius L. Pallone, Donald L. Tuttle, Mark A. Beeson, Robert L. Young, Beverly
                               J. Langley, Michael V. Wible, Gary R. Young,
                               Jessica K. Ditullio, Nancy E. Fields, Alaina V. Metz, Bank One Corporation, Banc One Investment Advisors, and One Group Mutual Funds, in the Franklin County Common Pleas Court, Columbus, Ohio. The suit alleges, among other things, that the defendants breached fiduciary duties owed the Fund, abused their control over the Fund, wasted corporate assets, and grossly mismanaged the Fund. The suit also alleges unjust enrichment. The action seeks, among other things, injunctive relief, damages, disgorgement of profits, and payment of plaintiffs attorneys' and experts' fees.

                            14.On September 30, 2003, Jerry Huang, identifying
                               himself as a shareholder of the One Group
                               International Equity Index Fund, filed a purported derivative action on behalf of the Fund against Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., John
                               F. Finn, Marilyn McCoy, Julius L. Pallone,
                               Donald L. Tuttle, Mark A. Beeson, Robert L.
                               Young, Beverly J. Langley, Michael V. Wible,
                               Gary R. Young, Jessica K. Ditullio, Nancy E.
                               Fields, Alaina V. Metz, Bank One Corporation, Banc One Investment Advisors, and One Group Mutual Funds, in the Franklin County Common Pleas Court, Columbus, Ohio. The suit alleges, among other things, that the defendants breached fiduciary duties owed the Fund, abused their control over the Fund, wasted corporate assets, and grossly mismanaged the Fund. The suit also alleges unjust enrichment. The action seeks, among other things, injunctive relief, damages, disgorgement of profits, and payment of plaintiffs attorneys' and experts' fees.

                            15.On October 3, 2003, Ronald Gross, identifying
                               himself as a shareholder of Bank One
                               Corporation, filed a purported derivative action on behalf of Bank One Corporation against James Dimon; John H. Bryan; Stephen B. Burke; James S. Crown; Maureen A. Fay; John R. Hall; Laban P. Jackson, Jr.; John W. Kessler; Robert I. Lipp; Richard A. Manoogian; David C. Novak; John W. Rogers, Jr.; Frederick P. Stratton, Jr.; and Bank One Corporation, in the United States District Court for the District of New Jersey. The suit alleges that the defendants breached their fiduciary duties to Bank One Corporation. The action seeks, among other things, injunctive relief, damages, and payment of plaintiffs' attorneys' and experts' fees.

                            16.On October 22, 2003, Linda B. Parker,
                               identifying herself as a shareholder of the One Group Large Cap Growth Fund, One Group Large Cap Value Fund, One Group Mid Cap Growth Fund, One Group Equity Index Fund, One Group Investor Growth Fund and One Group Mid Cap Value Fund, filed a purported class action lawsuit against One Group Technology Fund; One Group Health Sciences Fund; One Group Diversified International Fund; One Group International Equity Index Fund; One Group Small Cap Growth Fund; One Group Small Cap Value Fund; One Group Market Expansion Index Fund; One Group Mid Cap Growth Fund; One Group Mid Cap Value Fund; One Group Diversified Mid Cap Fund; One Group Large Cap Growth Fund; One Group Large Cap Value Fund; One Group Diversified Equity Fund; One Group Equity Index Fund; One Group Equity Income Fund; One Group Balanced Fund; One Group Market Neutral Fund; One Group Investor Growth Fund; One Group Investor Growth & Income Fund; One Group Investor Balanced Fund; One Group Investor Conservative Growth Fund; One Group Tax-Free Bond Fund; One Group Arizona Municipal Bond Fund; One Group Kentucky Municipal Bond Fund; One Group Louisiana Municipal Bond Fund; One Group Michigan Municipal Bond Fund; One Group Ohio Municipal Bond Fund; One Group West Virginia Municipal Bond Fund; One Group Municipal Bond Fund; One Group Municipal Income Fund; One Group Intermediate Tax-Free Bond Fund; One Group Short-Term Municipal Bond Fund; One Group High Yield Bond Fund; One Group Income Bond Fund; One Group Bond Fund; One Group Government Bond Fund; One Group Mortgage-Backed Securities Fund; One Group Intermediate Bond Fund; One Group Treasury & Agency Fund; One Group Short-Term Bond Fund; One Group Ultra Short-Term Bond Fund; One Group Ohio Municipal Money Market Fund; One Group Michigan Municipal Money Market Fund; One Group Municipal Money Market Fund; One Group Prime Money Market Fund; One Group U.S. Government Securities Money Market Fund; One Group U.S. Treasury Securities Money Market Fund; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Edward J. Stern; Canary Capital Partners

                               LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of Section 11 of the 1933 Act, committed fraud in violation of
                               Section 10(b) of the 1934 Act, and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of
                               Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Bank One Investment Advisors, accounting and disgorgement of profits and the payment of the plaintiffs' attorneys' and experts' fees.

                            17.On October 22, 2003, Mike Sayegh brought an
                               action on behalf of the general public of the State of California against Janus Capital Corporation; Janus Capital Management LLC; Janus Investment Fund; Edward J. Stern; Canary Capital Partners LLC; Canary Investment Management LLC; Canary Capital Partners, Ltd.; Kaplan & Co. Securities Inc.; Bank One Corporation; Banc One Investment Advisors; The One Group Mutual Funds; Bank of America Corporation; Banc of America Capital Management LLC; Banc of America Advisors LLC; Nations Fund Inc.; Robert H. Gordon; Theodore H. Sihpol III; Charles D. Bryceland; Security Trust Company; Strong Capital Management Inc.; JB Oxford & Company; Alliance Capital Management Holding L.P.; Alliance Capital Management L.P; Alliance Capital Management Corporation; AXA Financial Inc.; Alliance Bernsetin Registrants; Gerald Malone; Charles Schaffran; Marsh & McLennan Companies, Inc.; Putnam Investment Trust; Putnam Investment Management LLC; Putnam Investment Funds; and Does 1-500, in the Superior Court of the State of California for the County of Los Angeles. The suit alleges violations of California's Unfair Competition Law. The action seeks, among other things, restitution and the payment of plaintiffs' attorneys' fees.

                            18.On October 30, 2003, Robert Wiley, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation; Banc One Investment Advisors; One Group Mutual Funds; Edward J. Stern; Canary Capital Partners, LLC; Canary Investment Management, LLC; Canary Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of New York. The suit alleges, among other things, that the defendants made false and misleading statements in their prospectuses in violation of
                               Section 11 of the 1933 Act, committed fraud in violation of Section 10(b) of the 1934 Act and breached their fiduciary duties to plaintiffs in violation of Section 206 and 215 of the Advisers Act. The complaint also alleges that defendants violated the "control person" provisions of
                               Section 15 of the 1933 Act and Section 20(a) of the 1934 Act. The action seeks, among other things, damages, rescission of the plaintiffs' contracts with Banc One Investment Advisors, accounting and disgorgement of profits and the payment of plaintiffs' attorneys' and experts' fees.

                            19.On November 3, 2003, Bernard Flucke, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation; Banc One Investment Advisors; Mark Beeson; Richard R. Jandrain III; Clyde L. Carter; Karen Johnson-Grunst; One Group International Equity Index Fund; One Group Diversified International Fund; One Group Small Cap Growth Fund; One Group Mid Cap Growth Fund; One Group Mid Cap Value Fund; One Group

                               Diversified Mid Cap Fund; Edward J. Stern;
                               Canary Investment Management, LLC; Canary
                               Capital Partners, Ltd.; and John Does 1-100, in the United States District Court for the Southern District of Ohio Eastern Division. The suit alleges, among other things, that the defendants breached their fiduciary duties to plaintiffs in violation of Sections 36(a) and
                               (b) of the 1940 Act. The action seeks, among other things, damages and the payment of plaintiffs' attorneys' and experts' fees.

                            20.On November 6, 2003, Robert Holton, identifying
                               himself as a One Group shareholder, filed a purported class action lawsuit against Bank One Corporation; Banc One Investment Advisors; and the One Group Mutual Funds, in the United States District Court for the Northern District of Illinois Eastern Division. The suit alleges, among other things, that the defendants made untrue statements of material fact in violation of Section 34(b) of the 1940 Act, committed fraud, and breached their fiduciary duties to plaintiffs. The action seeks, among other things, injunctive relief, accounting for all damages and the payment of plaintiffs' attorneys' and experts' fees.

                            21.On November 25, 2003, Datren Williams,
                               individually and Datren Williams f/u/b/o
                               Ledelous Little, identifying themselves as a shareholders of the One Group Large Capital Growth Fund and the One Group Equity Index Fund (collectively, the "Funds"), filed a purported derivative action on behalf of the Funds, One Group Investment Trust and the One Group Funds against Bank One Corp., Bank One Investment Advisors, Inc., Peter C. Marshall, Frederick W. Ruebeck, Robert A. Oden, Jr., Marilyn McCoy, John F. Finn, Julius L. Pallone, Donald L. Tuttle, Mark Beeson, Canary Capital Partners LLC, Canary Capital Partners, Ltd, Canary Investment Management LLC, and Edward J. Stern, in the United States District Court, for the Northern District of Illinois (Chicago Division). The suit alleges, among other things, that the defendants committed fraud in violation of Section 10(b) of the 1934 Act, and violated their fiduciary duties to the Funds, One Group, and One Group Investment Trust in violation of
                               Section 36 of the 1940 Act and Section 206 of the Advisers Act. The complaint also alleges that the defendants violated the "control person" provisions of Section 20(a) of the 1934 Act. The action seeks, among other things, the replacement of the Trustees, rescission of management contracts, damages, disgorgement of profits, and payment of plaintiffs' attorneys' and experts' fees.

                          Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

FINANCIAL HIGHLIGHTS

ONE GROUP(R)
--------------------------------------------------------------------------------

The Financial Highlights tables are intended to help you understand the Funds' performance for the last five years or the period of the Funds' operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information for the Funds has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.


                                                                                 SIX MONTHS
                                                    YEAR ENDED JUNE 30,            ENDED       YEAR ENDED
   MICHIGAN MUNICIPAL MONEY MARKET          ------------------------------------- JUNE 30,    DECEMBER 31,
   FUND CLASS A SHARES                        2003     2002     2001      2000    1999(A)         1998
   NET ASSET VALUE, BEGINNING OF PERIOD     $ 1.000  $ 1.000  $  1.000  $ 1.000   $ 1.000       $ 1.000
   -------------------------------------------------------------------------------------------------------
   Investment Activities:
    Net investment income                     0.006    0.012     0.031    0.030     0.012         0.027
   -------------------------------------------------------------------------------------------------------
   Distributions:
    Net investment income                    (0.006)  (0.012)   (0.031)  (0.030)   (0.012)       (0.027)
   -------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD           $ 1.000  $ 1.000  $  1.000  $ 1.000   $ 1.000       $ 1.000
   -------------------------------------------------------------------------------------------------------
   Total Return                                0.62%    1.16%     3.18%    3.06%     1.21%(B)      2.76%

   RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period (000)       $77,476  $62,408  $125,294  $76,294   $69,101       $64,283
    Ratio of expenses to average net assets    0.74%    0.72%     0.70%    0.72%     0.75%(C)      0.75%
    Ratio of net investment income to
      average net assets                       0.62%    1.21%     3.05%    3.03%     2.42%(C)      2.72%
    Ratio of expenses to average net
      assets*                                  0.82%    0.80%     0.78%    0.81%     0.84%(C)      0.78%

                                                        YEAR ENDED JUNE 30,
   OHIO MUNICIPAL MONEY MARKET FUND         --------------------------------------------
   CLASS A SHARES                             2003     2002     2001     2000     1999
   NET ASSET VALUE, BEGINNING OF PERIOD     $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
   -------------------------------------------------------------------------------------
   Investment Activities:
    Net investment income                     0.006    0.012    0.031    0.030    0.026
   -------------------------------------------------------------------------------------
   Distributions:
    Net investment income                    (0.006)  (0.012)  (0.031)  (0.030)  (0.026)
   -------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD           $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
   -------------------------------------------------------------------------------------
   Total Return                                0.63%    1.17%    3.16%    3.06%    2.62%

   RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period (000)       $79,911  $90,602  $59,583  $29,842  $37,180
    Ratio of expenses to average net assets    0.72%    0.71%    0.71%    0.70%    0.67%
    Ratio of net investment income to
      average net assets                       0.62%    1.17%    3.05%    3.00%    2.60%
    Ratio of expenses to average net
      assets*                                  0.75%    0.75%    0.74%    0.77%    0.80%

* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Money Market Fund. (B) Not annualized. (C) Annualized.

                          Appendix A

                      ----------------------------------------------------------



 INVESTMENT PRACTICES     The Funds invest in a variety of securities and
                          employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional
                          Information. Following the table is a more complete discussion of risk.

                 ---------------------------------------------------------------
                                                             FUND NAME FUND CODE
                     -----------------------------------------------------------
                     One Group(R) Michigan Municipal Money Market Fund     1
                     -----------------------------------------------------------
                         One Group(R) Ohio Municipal Money Market Fund     2
                     -----------------------------------------------------------

                                                                 FUND RISK
                        INSTRUMENT                               CODE TYPE
                    ------------------------------------------------------------
                        Asset-Backed Securities: Securities      1-2  Prepayment
                        secured by company receivables, home          Market
                        equity loans, truck and auto loans,           Credit
                        leases, credit card receivables and           Regulatory
                        other securities backed by other types
                        of receivables or other assets.
                        --------------------------------------------------------
                        Bankers' Acceptances: Bills of exchange  1-2  Credit
                        or time drafts drawn on and accepted by       Liquidity
                        a commercial bank. Maturities are             Market
                        generally six months or less.
                        --------------------------------------------------------
                        Certificates of Deposit: Negotiable      1-2  Market
                        instruments with a stated maturity.           Credit
                                                                      Liquidity
                        --------------------------------------------------------
                        Commercial Paper: Secured and unsecured  1-2  Credit
                        short-term promissory notes issued by         Liquidity
                        corporations and other entities.              Market
                        Maturities generally vary from a few
                        days to nine months.
                        --------------------------------------------------------
                        Demand Features: Securities that are     1-2  Market
                        subject to puts and standby commitments       Liquidity
                        to purchase the securities at a fixed         Management
                        price (usually with accrued interest)
                        within a fixed period of time following
                        demand by a Fund.
                        --------------------------------------------------------
                        Extendable Commercial Notes: Variable    1-2  Market
                        rate notes which normally mature within       Credit
                        a short period of time (e.g., one             Liquidity
                        month) but which may be extended by the
                        issuer for a maximum maturity of
                        thirteen months.
                        --------------------------------------------------------
                        Foreign Securities: Commercial paper of  1-2  Market
                        foreign issuers and obligations of            Political
                        foreign banks, overseas branches of           Liquidity
                        U.S. banks and supranational entities.        Foreign
                                                                      Investment
                        --------------------------------------------------------

                                                                 FUND RISK
                        INSTRUMENT                               CODE TYPE
                    ------------------------------------------------------------
                        Investment Company Securities: Shares    1-2  Market
                        of other money market mutual funds,
                        including One Group money market funds
                        and shares of other money market funds
                        for which Banc One Investment Advisors
                        or its affiliates serve as investment
                        advisor or administrator. Banc One
                        Investment Advisors will waive certain
                        fees when investing in funds for which
                        it serves as investment advisor, to the
                        extent required by law.
                        --------------------------------------------------------
                        Mortgage-Backed Securities: Debt         1-2  Prepayment
                        obligations secured by real estate            Market
                        loans and pools of loans. These include       Credit
                        collateralized mortgage obligations           Regulatory
                        ("CMOs") and Real Estate Mortgage             Leverage
                        Investment Conduits ("REMICs").
                        --------------------------------------------------------
                        Municipal Securities: Securities issued  1-2  Market
                        by a state or political subdivision to        Credit
                        obtain funds for various public               Political
                        purposes. Municipal securities include        Tax
                        private activity bonds and industrial         Regulatory
                        development bonds, as well as General
                        Obligation Notes, Tax Anticipation
                        Notes, Bond Anticipation Notes, Revenue
                        Anticipation Notes, other short-term
                        tax-exempt obligations, municipal
                        leases, obligations of municipal
                        housing authorities and single family
                        revenue bonds.
                        --------------------------------------------------------
                        Participation Interests: Interests in    1-2  Credit
                        municipal securities, including               Tax
                        municipal leases, from financial              Market
                        institutions such as commercial and
                        investment banks, savings and loan
                        associations and insurance companies.
                        These interests may take the form of
                        participations, beneficial interests in
                        a trust, partnership interests or any
                        other form of indirect ownership that
                        allows the Funds to treat the income
                        from the investment as exempt from
                        federal income tax.
                        --------------------------------------------------------
                        Repurchase Agreements: The purchase of   1-2  Credit
                        a security and the simultaneous               Market
                        commitment to return the security to          Liquidity
                        the seller at an agreed upon price on
                        an agreed upon date. This is treated as
                        a loan.
                        --------------------------------------------------------
                        Restricted Securities: Securities not    1-2  Liquidity
                        registered under the Securities Act of        Market
                        1933, such as privately placed
                        commercial paper and Rule 144A
                        securities.
                        --------------------------------------------------------
                        Time Deposits: Non-negotiable receipts   1-2  Liquidity
                        issued by a bank in exchange for the          Credit
                        deposit of funds.                             Market
                        --------------------------------------------------------
                        Treasury Receipts: TRs, TIGRs and CATS.  1-2  Market
                        --------------------------------------------------------
                        U.S. Government Agency Securities:       1-2  Market
                        Securities issued by agencies and             Credit
                        instrumentalities of the U.S.                 U.S. Govt.
                        government. These include Fannie Mae            Agency
                        and Freddie Mac obligations.
                        --------------------------------------------------------

                                                                  FUND RISK
                         INSTRUMENT                               CODE TYPE
                     -----------------------------------------------------------
                         U.S. Treasury Obligations: Bills,        1-2  Market
                         notes, bonds, STRIPS and CUBES. The
                         U.S. Treasury Securities Money Market
                         Fund does not buy STRIPS and CUBES.
                         -------------------------------------------------------
                         Variable and Floating Rate Instruments:  1-2  Market
                         Obligations with interest rates which         Credit
                         are reset daily, weekly, quarterly or         Liquidity
                         some other period and which may be
                         payable to the Fund on demand.
                         -------------------------------------------------------
                         When-Issued Securities and Forward       1-2  Market
                         Commitments: Purchase or contract to          Leverage
                         purchase securities at a fixed price          Liquidity
                         for delivery at a future date.                Credit
                         -------------------------------------------------------

                      ----------------------------------------------------------

     INVESTMENT RISKS     Below is a more complete discussion of the types of
                          risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them), the value of your investment will be affected.
                          Certain investments are more susceptible to these risks than others.

                          . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

                          . Leverage Risk. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

                          . Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

                          . Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

                          . Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

                          . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

                          . Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments.

                          . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

                          . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

                          . U.S. Government Agency Securities. The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

                          . Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

To Contact Northwestern Mutual Investment Services, LLC

By telephone:

Call your Northwestern Mutual Investment Services, LLC Financial Representative or 1-866-644-7737.

By mail:

Northwestern Mutual Investment Services, LLC
PO Box 3041
Milwaukee, WI 53201

On the internet:

http://www.nminvestments.com

If you want more information about the Funds, the following documents are free upon request:

Annual/Semiannual Report

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

How Can I Get More Information?

You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For more information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102

(SEC file number 811-4236)

                                     Trades are executed, cleared and
                                     settled, and accounts are carried by
                                     Robert W. Baird & Co. Incorporated.
                                     Member NYSE & SIPC. Northwestern Mutual
                                     Investment Services, LLC. Member NASD &
                                     SIPC. 611 East Wisconsin
                                     Avenue, Milwaukee, WI 53202. 1-866-664-7737
                                     www.nminvestments.com

                                     92-0133 (0102) (REV02 04)

                                     [LOGO] Northwestern Mutual
                                            Investment Services, LLC